Income and Expenses - Finance Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Fair value adjustments of financial instruments measured at fair value	€ 216.8	€ 0.0	€ 0.0
Foreign exchange differences, net	65.0	66.2	0.0
Interest income	48.5	1.5	1.6
Finance income	€ 330.3	€ 67.7	€ 1.6